COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 22, 2025	Jan. 21, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 19, 2025
Loss Contingencies [Line Items]
Price per share		$ 10.00
Deferred legal fees			$ 3,085,000	$ 2,450,000	$ 450,000
Business Combination Agreement [Member]
Loss Contingencies [Line Items]
Business Combination, Consideration Transferred	$ 1,000,000,000.0
Note Receivable [Member]
Loss Contingencies [Line Items]
Principal amount				$ 300,000		$ 300,000
Non-refundable fee			$ 10,000
Debt instrument description			(i) June 30, 2026 (as extended), (ii) the date upon which all or any part of the obligations have been declared or automatically have become due and payable (whether by acceleration or otherwise); and (iii) the date upon which the Proposed Business Combination (as defined below) between the Borrower and the Lender or any third-party bridge financing, outside financing or similar capital-raising transaction by the Borrower is consummated. The obligations may be prepaid at any time without penalty.	(i) March 31, 2026, (ii) the date upon which all or any part of the Obligations have been declared or automatically have become due and payable (whether by acceleration or otherwise); and (iii) the date upon which the Proposed Business Combination (as defined below) between the Borrower and the Lender or any third-party bridge financing, outside financing or similar capital-raising transaction by the Borrower is consummated (each, a “Specified Financing”). The Obligations may be prepaid at any time without penalty.
Maturity date			Jun. 30, 2026	Mar. 31, 2026
Periodic payment			$ 300,000	$ 300,000
Commitment Fee				10,000
O N E Nuclear Energy L L C [Member]
Loss Contingencies [Line Items]
Business combination, description	The number of shares to be issued at the Closing will be calculated by dividing $1.00 billion by an amount equal to the price at which each HVII Public Share may be redeemed in connection with the Proposed Business Combination.
General Matters [Member]
Loss Contingencies [Line Items]
Deferred legal fees			2,485,000	1,850,000
Maximum [Member] | Note Receivable [Member]
Loss Contingencies [Line Items]
Principal amount			300,000	300,000
Underwriting Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Deferred underwriting discount per unit		$ 0.40
Deferred underwriting commissions		$ 7,600,000
IPO [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering		19,000,000
Deferred legal fees			$ 600,000	$ 600,000
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering		1,500,000	2,625,000	2,625,000
Remaining unexercised balance		1,125,000	1,125,000
Price per share		$ 0.20
Cash underwriting discount		$ 3,800,000